PIMCO ETF Trust

Supplement Dated December 13, 2011 to the

Actively-Managed Exchange-Traded Funds Prospectus (dated October 31, 2011)

(the “Prospectus”), as supplemented from time to time

Disclosure Related to the Duration of the Funds

Effective immediately, the third sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Build America Bond Strategy Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of the Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital Build America Bond Index, as calculated by PIMCO, which as of October 31, 2011, was 11.81 years.

In addition, effective immediately, the following sentence is added after the last sentence of the “Characteristics and Risks of Securities and Investment Techniques – Duration” section in the Prospectus:

PIMCO uses an internal model for calculating duration, which may result in a different value for the duration of an index compared to the duration calculated by the index provider or another third party.

Investors Should Retain This Supplement For Future Reference

ETF_SUPP1_121311

PIMCO ETF Trust

Supplement Dated December 13, 2011 to the

Index Exchange-Traded Funds Prospectus (dated October 31, 2011) (the “Prospectus”), as supplemented from time to time

Disclosure Related to the Duration of the Funds

Effective immediately, the fourth sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO 1-3 Year U.S. Treasury Index Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of October 31, 2011 was 1.88 years.

In addition, effective immediately, the fourth sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO 3-7 Year U.S. Treasury Index Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of October 31, 2011 was 4.58 years.

Additionally, effective immediately, the fourth sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO 7-15 Year U.S. Treasury Index Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of October 31, 2011 was 7.80 years.

Additionally, effective immediately, the fourth sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of October 31, 2011 was 29.73 years.

Additionally, effective immediately, the last three sentences of the first paragraph of the “Principal Investment Strategies” section of the PIMCO 1-5 Year U.S. TIPS Index Fund’s Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:

The dollar-weighted average portfolio maturity of this Fund will closely correspond to the average maturity of its Underlying Index, which as of September 30, 2011 was 3.26 years.

Additionally, effective immediately, the last three sentences of the first paragraph of the “Principal Investment Strategies” section of the PIMCO 15+ Year U.S. TIPS Index Fund’s Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:

The dollar-weighted average portfolio maturity of this Fund will closely correspond to the average maturity of its Underlying Index, which as of September 30, 2011 was 19.62 years.

Additionally, effective immediately, the last three sentences of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Broad U.S. TIPS Index Fund’s Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:

The dollar-weighted average portfolio maturity of this Fund will closely correspond to the average maturity of its Underlying Index, which as of September 30, 2011 was 9.77 years.

Additionally, effective immediately, the fourth sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Broad U.S. Treasury Index Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of October 31, 2011 was 7.66 years.

Additionally, effective immediately, the fourth sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO 0-5 Year High Yield Corporate Bond Index Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of October 31, 2011 was 1.98 years.

Additionally, effective immediately, the fifth sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Investment Grade Corporate Bond Index Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of October 31, 2011 was 6.23 years.

Additionally, effective immediately, the following sentence is added after the last sentence of the “Characteristics and Risks of Securities and Investment Techniques – Duration” section in the Prospectus:

PIMCO uses an internal model for calculating duration, which may result in a different value for the duration of an index compared to the duration calculated by the index provider or another third party.

Investors Should Retain This Supplement For Future Reference

ETF_SUPP2_121311

PIMCO ETF Trust

Supplement Dated December 13, 2011 to the

PIMCO Australia Bond Index Fund, PIMCO Canada Bond Index Fund and PIMCO

Germany Bond Index Fund Prospectus (dated October 27, 2011) (the “Prospectus”), as supplemented from time to time

Disclosure Related to the Duration of the Funds

Effective immediately, the fourth sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Australia Bond Index Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of October 31, 2011 was 4.21 years.

In addition, effective immediately, the fourth sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Canada Bond Index Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of November 30, 2011 was 8.73 years.

Additionally, effective immediately, the fourth sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO Germany Bond Index Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of November 30, 2011 was 4.06 years.

Additionally, effective immediately, the following sentence is added after the last sentence of the “Characteristics and Risks of Securities and Investment Techniques – Duration” section in the Prospectus:

PIMCO uses an internal model for calculating duration, which may result in a different value for the duration of an index compared to the duration calculated by the index provider or another third party.

Investors Should Retain This Supplement For Future Reference

ETF_SUPP3_121311